Deposits by Customers - Schedule of Deposits by Customers (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from customers [line items]
Deposits from customers	£ 179,006	£ 173,692
Equity Index Linked Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	1,139	1,176
Capital amount guaranteed or protected	1,139	1,176
Capital amount of return guaranteed	£ 18	£ 28